CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed		S/ 4,082,942	[1]	S/ 7,480,420	S/ 7,480,420	[1]
Cash collateral on repurchase agreements and security lendings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	[2]	3,409,890			6,962,421
Cash collateral for short sales [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed		0			17,688
Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	[3]	659,380			456,145
Receivables for short sales [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed		S/ 13,672			S/ 44,166

[1]	The balances of financial instruments at December 31, 2018 have been prepared in accordance with IFRS 9; the balances of the previous period have not been restated, see Note 3(a)(i).
[2]	At December 31, 2018, the balance mainly comprises cash collateral for approximately US$919.2 million, equivalent to S/3,100.5 million, delivered to BCRP to secure a borrowing in soles of approximately S/2,948.5 million obtained from the same entity (cash collateral for approximately US$2,061.5 million, equivalent to S/6,681.2 million, and borrowing of approximately S/6,575.8 million, at December 31, 2017). Cash collateral bears interest at an average annual effective interest rate according to market rates. The related liability is presented in “Payables from repurchase agreements and securities lending” of the consolidated statement of financial position, see paragraph (c) below.
[3]	Credicorp, mainly through its subsidiaries, provides financing to its customers through reverse repurchase agreements and securities borrowing, in which a financial instrument serves as collateral.